Goodwill and Other Intangible Assets Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Goodwill [Roll Forward]
Goodwill, Beginning Balance			$ 4,460	$ 4,571
Business Acquisitions			16,622	34
Business Divestitures			(19)	(16)
Currency Translation and Other			(39)	(129)
Goodwill, Ending Balance		$ 4,571	21,024	4,460
Power Solutions
Goodwill [Roll Forward]
Goodwill, Beginning Balance			1,082	1,142
Business Acquisitions			0	0
Business Divestitures			0	0
Currency Translation and Other			4	(60)
Goodwill, Ending Balance		1,142	1,086	1,082
Building Efficiency Systems and Service North America [Member]
Goodwill [Roll Forward]
Business Divestitures	$ (3)
Building Efficiency Systems and Service North America [Member] | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance			978	982
Business Acquisitions			0	0
Business Divestitures			(3)	(2)
Currency Translation and Other			0	(2)
Goodwill, Ending Balance		982	975	978
Building Efficiency Products North America [Member] | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance			1,701	1,688
Business Acquisitions			0	34
Business Divestitures			(3)	(14)
Currency Translation and Other			(1)	(7)
Goodwill, Ending Balance		1,688	1,697	1,701
Building Efficiency Asia | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance			389	414
Business Acquisitions			253	0
Business Divestitures			0	0
Currency Translation and Other			15	(25)
Goodwill, Ending Balance		414	657	389
Building Efficiency Other | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance			310	345
Business Acquisitions			5	0
Business Divestitures			(13)	0
Impairments		(47)
Currency Translation and Other			(1)	(35)
Goodwill, Ending Balance		$ 345	301	310
Buildings Tyco [Member] | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance			0
Business Acquisitions			16,364
Business Divestitures			0
Currency Translation and Other			(56)
Goodwill, Ending Balance			$ 16,308	$ 0